                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 333-66106



                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
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                          VARIABLE ANNUITY ACCOUNT FIVE

                         SUPPLEMENT TO THE PROSPECTUSES

             SEASONS SELECT II VARIABLE ANNUITY DATED JULY 31, 2006
             SEASONS ADVISOR II VARIABLE ANNUITY DATED JULY 31, 2006
            SEASONS TRIPLE ELITE VARIABLE ANNUITY DATED JULY 31, 2006
             SEASONS ELITE VARIABLE ANNUITY DATED SEPTEMBER 29, 2006
      SEASONS PREFERRED SOLUTION VARIABLE ANNUITY DATED SEPTEMBER 5, 2006

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Effective December 1, 2006, the name of the subadviser in two of the Select
Portfolios will be changed as follows:

SMALL CAP PORTFOLIO:

MANAGED BY:
PREVIOUS:  AIG Global Investment Corp., AIG SunAmerica Asset Management Corp.,
           Salomon Brothers Asset Management, Inc.
NEW: AIG Global Investment Corp., AIG SunAmerica Asset Management Corp., ClearBridge Advisors, LLC.


STRATEGIC FIXED INCOME PORTFOLIO:

MANAGED BY:
PREVIOUS:  AIG Global Investment Corp., Franklin Advisers, Inc., Salomon
           Brothers Asset Management, Inc.
NEW: AIG Global Investment Corp., Franklin Advisers, Inc., Western Asset Management Company.



Dated: December 1, 2006


                Please keep this supplement with your prospectus



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